FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Financial Instruments - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest Rate Swap | Designated as Hedging Instrument
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Notional value	$ 425	$ 425